Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Index Funds, Inc.
Entity Central Index Key	0001026144
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
iShares MSCI EAFE International Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Institutional Shares
Trading Symbol	MAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	5.53%	11.42%	6.59%	4.33%
MSCI EAFE Index	5.34	11.54	6.46	4.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,108,378,323
Holdings Count | Holding	752
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,108,378,323
Number of Portfolio Holdings	752
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.4%
United Kingdom	10.5
United States	9.3
France	9.3
Germany	8.4
Australia	7.4
Switzerland	6.3
Netherlands	4.8
Denmark	3.9
Sweden	3.2
Other #	12.9
Other Assets Less Liabilities	1.6
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Updated Prospectus Web Address	blackrock.com
iShares MSCI EAFE International Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Investor A Shares
Trading Symbol	MDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	5.37%	11.10%	6.31%	4.06%
MSCI EAFE Index	5.34	11.54	6.46	4.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,108,378,323
Holdings Count | Holding	752
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,108,378,323
Number of Portfolio Holdings	752
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.4%
United Kingdom	10.5
United States	9.3
France	9.3
Germany	8.4
Australia	7.4
Switzerland	6.3
Netherlands	4.8
Denmark	3.9
Sweden	3.2
Other #	12.9
Other Assets Less Liabilities	1.6
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Updated Prospectus Web Address	blackrock.com
iShares MSCI EAFE International Index Fund - Investor P Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Investor P Shares
Trading Symbol	BTMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	5.39%	11.07%	6.31%	4.06%
Investor P Shares (with sales charge)	(0.14)	5.24	5.17	3.50
MSCI EAFE Index	5.34	11.54	6.46	4.33

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,108,378,323
Holdings Count | Holding	752
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,108,378,323
Number of Portfolio Holdings	752
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.4%
United Kingdom	10.5
United States	9.3
France	9.3
Germany	8.4
Australia	7.4
Switzerland	6.3
Netherlands	4.8
Denmark	3.9
Sweden	3.2
Other #	12.9
Other Assets Less Liabilities	1.6
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Updated Prospectus Web Address	blackrock.com
iShares MSCI EAFE International Index Fund - Class G Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Class G Shares
Trading Symbol	BTMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class G Shares	5.59%	11.48%	6.60%	4.34%
MSCI EAFE Index	5.34	11.54	6.46	4.33

Performance Inception Date	Oct. 16, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,108,378,323
Holdings Count | Holding	752
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,108,378,323
Number of Portfolio Holdings	752
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.4%
United Kingdom	10.5
United States	9.3
France	9.3
Germany	8.4
Australia	7.4
Switzerland	6.3
Netherlands	4.8
Denmark	3.9
Sweden	3.2
Other #	12.9
Other Assets Less Liabilities	1.6
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Updated Prospectus Web Address	blackrock.com
iShares MSCI EAFE International Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Class K Shares
Trading Symbol	BTMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	5.52%	11.44%	6.63%	4.37%
MSCI EAFE Index	5.34	11.54	6.46	4.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,108,378,323
Holdings Count | Holding	752
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,108,378,323
Number of Portfolio Holdings	752
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.4%
United Kingdom	10.5
United States	9.3
France	9.3
Germany	8.4
Australia	7.4
Switzerland	6.3
Netherlands	4.8
Denmark	3.9
Sweden	3.2
Other #	12.9
Other Assets Less Liabilities	1.6
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Updated Prospectus Web Address	blackrock.com
iShares Russell 2000 Small-Cap Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	MASKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 6 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.12%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	1.66%	9.95%	6.92%	6.99%
Russell 3000® Index	13.56	23.13	14.14	12.15
Russell 2000® Index	1.73	10.06	6.94	7.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,743,690,966
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,743,690,966
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	18%

Updated Prospectus Web Address	blackrock.com
iShares Russell 2000 Small-Cap Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	MDSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 19 (a)	0.37% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.37%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	1.57%	9.69%	6.65%	6.74%
Russell 3000® Index	13.56	23.13	14.14	12.15
Russell 2000® Index	1.73	10.06	6.94	7.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,743,690,966
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,743,690,966
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	18%

Updated Prospectus Web Address	blackrock.com
iShares Russell 2000 Small-Cap Index Fund - Investor P Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Investor P Shares
Trading Symbol	BDBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 19 (a)	0.37% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.37%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	1.53%	9.69%	6.66%	6.73%
Investor P Shares (with sales charge)	(3.80)	3.92	5.52	6.15
Russell 3000® Index	13.56	23.13	14.14	12.15
Russell 2000® Index	1.73	10.06	6.94	7.00

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,743,690,966
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,743,690,966
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	18%

Updated Prospectus Web Address	blackrock.com
iShares Russell 2000 Small-Cap Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BDBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 4 (a)	0.07% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.07%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	1.70%	10.02%	6.98%	7.05%
Russell 3000® Index	13.56	23.13	14.14	12.15
Russell 2000® Index	1.73	10.06	6.94	7.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,743,690,966
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,743,690,966
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	18%

Updated Prospectus Web Address	blackrock.com

[1]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.